INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Less: accumulated amortization		$ (280,752)		$ (271,391)
Intangible assets, net		12,631		16,528
Amortization expense	$ 4,159		$ 4,180
Impairment loss		0	$ 0
Patent
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, gross		251,280		246,600
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, gross		$ 42,103		$ 41,319